Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements Tables
Schedule of Assets Measured at Fair Value on a Recurring Basis

Disclosures concerning assets measured at fair value are as follows:

Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)

	Quoted Prices
	In Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable	Balance at
	Assets	Inputs	Inputs	Date
	(Level 1)	(Level 2)	(Level 3)	Indicated
Investment Securities, Available for Sale - December 31, 2013
U. S. Government and federal agency	$—	$43,722	$—	$43,722
U. S. Treasury notes and bonds	—	7,224	—	7,224
State and municipal	—	55,234	9,541	64,775
Mortgage-backed	—	8,470	—	8,470
Corporate	—	8,417	398	8,815
Foreign debt	—	990	—	990
Equity securities	214	—	1,389	1,603
Asset backed securities	—	483	—	483
Total	$214	$124,540	$11,328	$136,082

Investment Securities, Available for Sale - December 31, 2012
U. S. Government and federal agency	$—	$40,268	$—	$40,268
U. S. Treasury notes and bonds	—	7,398	—	7,398
State and municipal	—	62,579	2,099	64,678
Mortgage-backed	—	12,526	—	12,526
Corporate	—	6,712	—	6,712
Foreign debt	—	1,001	—	1,001
Equity securities	—	1,409	500	1,909
Total	$—	$131,893	$2,599	$134,492

Schedule of Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)

	2013	2012
Investment Securities, Available for Sale
Balance, January 1	$2,599	$2,771
Total realized and unrealized gains included in income	—	—
Total unrealized gains (losses) included in other comprehensive income	125	(9)
Net purchases, sales, calls, and maturities	3,890	(163)
Net transfers into Level 3	4,714	—
Balance, December 31	$11,328	$2,599

Schedule of Assets Measured at Fair Value on a Nonrecurring Basis

Disclosures concerning assets measured at fair value on a non-recurring basis are as follows:

Assets Measured at Fair Value on a Non-recurring Basis

(Dollars in Thousands)

		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
	Balances at	Identical	Observable	Unobservable
	Dates	Assets	Inputs	Inputs
	Indicated	(Level 1)	(Level 2)	(Level 3)
Impaired Loans
December 31, 2013	$8,288	$—	$—	$8,288
December 31, 2012	$5,939	$—	$—	$5,939

Other Real Estate
December 31, 2013	$508	$—	$—	$508
December 31, 2012	$2,019	$—	$—	$2,019